Fair Value Measurement (Details) - Schedule of Unobservable Inputs of the Warrant Liability	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Unobservable Inputs Of The Warrant Liability Abstract
Risk-free interest rate	3.90%
Expected dividend yield	0.00%
Expected term (in years)	9 years 6 months
Expected volatility	62.80%